Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

 Financial instruments measured at fair value on a recurring basis are summarized below:

	Level	December 31, 2014	June 30, 2014
Liabilities Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$1.5	$2.0
Stock-based compensation liability	Level 3	$2.0	$392.4

The Company records its interest rate swaps and stock-based compensation liability at their estimated fair value. Financial instruments measured at fair value on a recurring basis are summarized below:

	Level	June 30, 2013	June 30, 2014
Assets Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$2,642	$—
Liabilities Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$—	$2,014
Stock-based compensation liability	Level 3	$159,320	$392,427